Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Composition of Deposits

The composition of deposits as of December 31, 2014 and 2013 is as follows:

	2014	2013
Non-interest bearing	$145,729,932	$120,424,895
NOW and money market accounts	268,567,815	248,015,410
Savings deposits	60,253,788	53,745,787
Time deposits, $100,000 or more	121,360,214	124,886,164
Other time deposits	100,182,145	107,557,540

Total	$696,093,894	$654,629,796

Scheduled Maturities of Time Deposits	The scheduled maturities of time deposits at December 31, 2014 are as follows:

Year Ending December 31,	Amount
2015	$179,539,727
2016	38,921,215
2017	2,715,789
2018	197,779
2019	167,849

$221,542,359